Other Assets (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Equity investments		$ 2,421		$ 5,421	$ 5,421	$ 2,421
Pension assets		1,223		1,686	1,686	1,223
Other		288		3,583	3,583	288
Total		3,932		10,690	10,690	3,932
Other Assets [Abstract]
Revenue					364,807	335,128
Inventory		91,237		70,979	70,979	91,237
Turning Point [Member] | Canadian American Standard Hemp [Member]
Other Assets [Abstract]
Cash paid to acquire investment			$ 2,000
Ownership interest acquired			19.99%
Fair value of investment				4,000	4,000
Gain on investment income				2,000
Purchase of inventory					600
Inventory				0	0
Turning Point [Member] | General Wireless Operations, Inc [Member]
Other Assets [Abstract]
Cash paid to acquire investment		$ 400
Consulting fees paid					200
Purchase of finished goods inventory						$ 1,100
Finished goods inventory				0	0
Turning Point [Member] | ReCreation [Member]
Other Assets [Abstract]
Ownership interest	30.00%
Payment for investment	$ 1,000
Potential additional investment if certain performance metrics are achieved				$ 2,000	2,000
Revenue					$ 200
Turning Point [Member] | ReCreation [Member] | Maximum [Member]
Other Assets [Abstract]
Ownership interest that can be acquired	50.00%